BASIC AND FULLY DILUTED LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	The Company's common stock equivalents, at June 30, 2015 and 2014, respectively, which are not included in the calculation of fully diluted loss per share because they are anti-dilutive, consisted of the following:

	2015	2014
Convertible promissory notes outstanding	6,097,099	6,053,831
Warrants outstanding	22,047,175	18,244,842
Stock options outstanding	10,244,999	9,970,554
Preferred stock outstanding	15,100,000	15,100,000
Common stock to be issued	30,000	15,000
Dividends on preferred stock outstanding	5,989,315	5,804,867

Total Common Stock Equivalents	59,508,588	55,189,094
The Company's common stock equivalents, at December 31, consisted of the following and have not been included in the calculation because they are anti-dilutive:

	2014	2013
Convertible Notes Outstanding	4,106,296	6,212,191
Warrants Outstanding	22,371,795	11,049,842
Stock Options Outstanding	9,814,999	8,375,000
Common Stock to be Issued	300,000	-
Preferred Stock Outstanding	15,100,000	15,100,000
Dividends on Preferred Stock Outstanding	6,145,374	5,095,374

Total Common Stock Equivalents	57,838,464	45,832,407